12. Investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfInvestmentsLineItems [Line Items]
Equity		R$ 19,551,688	R$ 17,513,009	R$ 15,419,211	R$ 13,716,606
Dividends distributed		673,765	598,612	700,034
Profit for the year		2,835,068	2,519,310	2,947,098
Investments		44,587	36,932	31,096
Sesamm
SummaryOfInvestmentsLineItems [Line Items]
Equity		43,547	39,262	37,198
Capital increase		0
Dividends distributed		(1,336)
Profit for the year		5,621	2,707	8,601
Profit for the year - change in the equity	[1]		0
Investments		15,677	14,135
Capital increase		0
Dividends distributed - change in the equity	[1]		(481)
Equity in the earnings of subsidiaries		R$ 2,023	975	R$ 3,096
Equity in the earnings of subsidiaries - change in the equity	[1]		R$ 0
Interest percentage		36.00%	36.00%	36.00%
Aguas de Andradina
SummaryOfInvestmentsLineItems [Line Items]
Equity		R$ 24,832	R$ 19,392	R$ 16,161
Capital increase		3,033
Dividends distributed		0
Profit for the year		2,425	4,471	1,772
Profit for the year - change in the equity	[1]		(18)
Investments		7,450	5,818
Capital increase		910
Dividends distributed - change in the equity	[1]		0
Equity in the earnings of subsidiaries		R$ 727	729	R$ 532
Equity in the earnings of subsidiaries - change in the equity	[1]		R$ (5)
Interest percentage		30.00%	30.00%	30.00%
Aguas de Castilho
SummaryOfInvestmentsLineItems [Line Items]
Equity		R$ 6,084	R$ 4,880	R$ 3,706
Capital increase		203
Dividends distributed		0
Profit for the year		1,060	933	631
Profit for the year - change in the equity	[1]		(59)
Investments		1,826	1,465
Capital increase		61
Dividends distributed - change in the equity	[1]		0
Equity in the earnings of subsidiaries		R$ 318	287	R$ 189
Equity in the earnings of subsidiaries - change in the equity	[1]		R$ (18)
Interest percentage		30.00%	30.00%	30.00%
Saneaqua Mairinque
SummaryOfInvestmentsLineItems [Line Items]
Equity		R$ 5,720	R$ 4,327	R$ 4,090
Capital increase		2,183
Dividends distributed		0
Profit for the year		(478)	390	723
Profit for the year - change in the equity	[1]		(312)
Investments		1,716	1,298
Capital increase		655
Dividends distributed - change in the equity	[1]		0
Equity in the earnings of subsidiaries		R$ (143)	71	R$ 217
Equity in the earnings of subsidiaries - change in the equity	[1]		R$ (94)
Interest percentage		30.00%	30.00%	30.00%
Attend Ambiental
SummaryOfInvestmentsLineItems [Line Items]
Equity		R$ 1,426	R$ 5,169	R$ 3,925
Capital increase		0
Dividends distributed		0
Profit for the year		(4,731)	1,324	841
Profit for the year - change in the equity	[1]		988
Investments		642	2,326
Capital increase		0
Dividends distributed - change in the equity	[1]		0
Equity in the earnings of subsidiaries		R$ (2,129)	560	R$ 378
Equity in the earnings of subsidiaries - change in the equity	[1]		R$ 445
Interest percentage		45.00%	45.00%	45.00%
Aquapolo Ambiental
SummaryOfInvestmentsLineItems [Line Items]
Equity		R$ 30,170	R$ 18,757	R$ 12,340
Capital increase		0
Dividends distributed		0
Profit for the year		11,410	6,470	689
Profit for the year - change in the equity	[1]		3
Investments		14,783	9,191
Capital increase		0
Dividends distributed - change in the equity	[1]		0
Equity in the earnings of subsidiaries		R$ 5,591	3,144	R$ 338
Equity in the earnings of subsidiaries - change in the equity	[1]		R$ 1
Interest percentage		49.00%	49.00%	49.00%
Paulista Geradora de Energia
SummaryOfInvestmentsLineItems [Line Items]
Equity		R$ 7,625	R$ 8,447	R$ 8,469
Capital increase		0
Dividends distributed		0
Profit for the year		(448)	(22)	(40)
Profit for the year - change in the equity	[1]		(374)
Investments		1,905	2,111
Capital increase		0
Dividends distributed - change in the equity	[1]		0
Equity in the earnings of subsidiaries		R$ (112)	(6)	R$ (10)
Equity in the earnings of subsidiaries - change in the equity	[1]		R$ (94)
Interest percentage		25.00%	25.00%	25.00%
Total
SummaryOfInvestmentsLineItems [Line Items]
Investments		R$ 43,999	R$ 36,344
Capital increase		1,626
Dividends distributed - change in the equity	[1]		(481)
Equity in the earnings of subsidiaries		6,275	5,760	R$ 4,740
Equity in the earnings of subsidiaries - change in the equity	[1]		235
Other investments
SummaryOfInvestmentsLineItems [Line Items]
Investments		R$ 588	R$ 588

[1]	Refer to changes in the equity of investees, as their financial statements for the year ended December 31, 2017 were issued, including some adjustments, after the the Company's financial statements.